Warrants and Options: Schedule of Options Outstanding (Tables)	3 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of Options Outstanding

Outstanding and Exercisable Options
		Remaining	Exercise Price
	Number of	Contractual Life	times Number	Weighted Average
Exercise Price	Shares	(in years)	of Shares	Exercise Price

$0.250	2,287,547	0.50	$571,887	$0.25
$0.473	385,000	1.25	182,105	$0.37
$0.320	750,000	2.00	240,000	$0.35
$0.320	1,025,000	7.00	328,000	$0.35
$0.200	1,500,000	2.75	300,000	$0.31
	5,947,547		$1,621,992	$0.31